Current and long-term debt BNPP Sinosure Credit Facility (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
BNPP Sinosure credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 134,100,000
Number of vessels	6
Lesser of percentage of the purchase price and installation of scrubbers	85.00%
Number of scrubbers	70
Scrubber Cost	$ 1,900,000
Percentage not to exceed fair market value o collateral vessel	65.00%
Borrowings, Periodic Payment, Amount	$ 6,700,000
Sinosure facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 67,000,000
Sinosure facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.80%
Commercial facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.80%
Commercial facility [Member] | BNPP Sinosure credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 67,000,000